ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.8%
Communication Services - 1.1%
Broadcasting - 0.3%
Nexstar Media Group, Inc.	176	$32,055

Cable & Satellite - 0.4%
Sirius XM Holdings, Inc.	1,818	51,213

Movies & Entertainment - 0.4%
Madison Square Garden Sports Corp. (a)	134	51,554
Total Communication Services		134,822

Consumer Discretionary - 10.0%
Automotive Parts & Equipment - 1.1%
BorgWarner, Inc.	479	30,732
Lear Corp.	826	103,242
		133,974
Automotive Retail - 1.7%
Lithia Motors, Inc.	445	163,457
Valvoline, Inc. (a)	1,531	49,084
		212,541
Casinos & Gaming - 0.3%
Boyd Gaming Corp.	494	38,329

Distributors - 0.3%
LKQ Corp.	1,341	33,659

Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	664	49,256

Footwear - 0.6%
Crocs, Inc. (a)	643	77,404

Homebuilding - 0.8%
DR Horton, Inc.	682	98,590

Hotels, Resorts & Cruise Lines - 3.3%
Airbnb, Inc. - Class A (a)	555	101,687
Booking Holdings, Inc.	677	134,784
Expedia Group, Inc.	274	86,891
Norwegian Cruise Line Holdings Ltd. (a)	3,312	53,456

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Wyndham Hotels & Resorts, Inc.	482	$35,504
		412,322
Leisure Products - 0.3%
Mattel, Inc. (a)	2,807	41,965

Restaurants - 0.5%
Brinker International, Inc. (a)	257	58,725

Specialized Consumer Services - 0.7%
Frontdoor, Inc. (a)	1,118	90,413
Total Consumer Discretionary		1,247,178

Consumer Staples - 4.0%
Brewers - 0.7%
Molson Coors Beverage Co. - Class B	2,233	88,784

Consumer Staples Merchandise Retail - 0.3%
Target Corp.	260	41,829

Distillers & Vintners - 0.5%
Constellation Brands, Inc. - Class A	428	55,905

Food Retail - 0.9%
Kroger Co.	1,820	104,723

Packaged Foods & Meats - 0.7%
J M Smucker Co.	411	53,907
McCormick & Co., Inc.	705	38,225
		92,132
Soft Drinks & Non-alcoholic Beverages - 0.9%
Keurig Dr Pepper, Inc.	3,574	113,868
Total Consumer Staples		497,241

Energy - 3.4%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	1,650	60,803

Oil & Gas Exploration & Production - 1.1%
Diamondback Energy, Inc.	375	75,180
Viper Energy, Inc. - Class A	1,430	64,050
		139,230
Oil & Gas Refining & Marketing - 0.6%
World Kinect Corp.	2,006	71,714

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Oil & Gas Storage & Transportation - 1.2%
Energy Transfer LP	7,134	$153,452
Total Energy		425,199

Financials - 21.5%
Asset Management & Custody Banks - 2.4%
Ameriprise Financial, Inc.	400	221,244
State Street Corp.	431	82,485
		303,729
Commercial & Residential Mortgage Finance - 1.4%
Essent Group Ltd.	1,329	89,787
Federal Agricultural Mortgage Corp. - Class C	371	81,583
		171,370
Consumer Finance - 1.1%
SLM Corp.	5,149	133,720

Diversified Banks - 1.3%
US Bancorp	2,743	168,914

Financial Exchanges & Data - 0.9%
Morningstar, Inc.	511	111,878

Insurance Brokers - 1.6%
Arthur J Gallagher & Co.	256	67,110
Willis Towers Watson PLC	403	136,436
		203,546
Investment Banking & Brokerage - 1.6%
Jefferies Financial Group, Inc.	967	50,903
LPL Financial Holdings, Inc.	415	153,606
		204,509
Life & Health Insurance - 0.5%
Lincoln National Corp.	1,500	63,885

Property & Casualty Insurance - 2.8%
Arch Capital Group Ltd. (a)	1,436	140,828
Assured Guaranty Ltd.	586	43,774
Axis Capital Holdings Ltd.	856	84,556
First American Financial Corp.	1,042	77,025
		346,183
Regional Banks - 1.0%
East West Bancorp, Inc.	352	44,655
Wintrust Financial Corp.	531	79,841
		124,496

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Reinsurance - 1.4%
Everest Group Ltd.	224	$83,921
Reinsurance Group of America, Inc.	224	55,113
RenaissanceRe Holdings Ltd.	112	36,696
		175,730
Transaction & Payment Processing Services - 5.5%
Corpay, Inc. (a)	384	155,251
Fidelity National Information Services, Inc.	1,581	64,457
Fiserv, Inc. (a)	1,722	91,800
Global Payments, Inc.	2,819	256,670
PayPal Holdings, Inc.	2,179	114,757
		682,935
Total Financials		2,690,895

Health Care - 13.1%
Biotechnology - 1.2%
Biogen, Inc. (a)	431	93,376
BioMarin Pharmaceutical, Inc. (a)	948	61,838
		155,214
Health Care Distributors - 0.3%
McKesson Corp.	43	38,069

Health Care Equipment - 2.6%
Baxter International, Inc.	2,337	60,762
GE HealthCare Technologies, Inc.	2,417	172,163
Zimmer Biomet Holdings, Inc.	857	85,734
		318,659
Health Care Facilities - 1.7%
Tenet Healthcare Corp. (a)	798	212,196

Health Care Services - 2.7%
CVS Health Corp.	1,219	114,476
Labcorp Holdings, Inc.	267	88,820
Option Care Health, Inc. (a)	5,557	130,312
		333,608
Health Care Supplies - 0.4%
Haemonetics Corp. (a)	522	53,803

Life Sciences Tools & Services - 0.7%
ICON PLC (a)	513	84,640

Managed Health Care - 2.5%
Centene Corp. (a)	900	57,906

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Elevance Health, Inc.	661	$259,469
		317,375
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	245	61,417
Viatris, Inc.	3,459	57,108
		118,525
Total Health Care		1,632,089

Industrials - 6.2%
Construction Machinery & Heavy Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	845	106,225

Data Processing & Outsourced Services - 0.3%
Maximus, Inc.	589	34,027

Electrical Components & Equipment - 0.5%
Acuity, Inc.	187	62,045

Human Resource & Employment Services - 0.5%
ManpowerGroup, Inc.	1,089	68,553

Industrial Machinery & Supplies & Components - 1.0%
Otis Worldwide Corp.	1,670	118,787

Passenger Airlines - 1.2%
Alaska Air Group, Inc. (a)	756	31,245
Delta Air Lines, Inc.	1,600	124,800
		156,045
Research & Consulting Services - 1.0%
Science Applications International Corp.	928	118,988

Security & Alarm Services - 0.9%
Brink's Co.	993	108,167
Total Industrials		772,837

Information Technology - 6.6%
Application Software - 3.4%
ACI Worldwide, Inc. (a)	1,798	95,798
Adobe, Inc. (a)	528	154,593
Intuit, Inc.	291	104,556
Zoom Communications, Inc. - Class A (a)	759	73,380
		428,327

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Technology Distributors - 1.6%
CDW Corp.	890	$134,906
TD SYNNEX Corp.	278	70,292
		205,198
Technology Hardware, Storage & Peripherals - 1.6%
Hewlett Packard Enterprise Co.	3,716	194,124
Total Information Technology		827,649

Materials - 2.1%
Construction Materials - 0.3%
CRH PLC	448	42,242

Fertilizers & Agricultural Chemicals - 0.6%
Corteva, Inc.	414	35,037
Mosaic Co.	1,818	43,850
		78,887
Paper & Plastic Packaging Products & Materials - 0.5%
Graphic Packaging Holding Co.	5,508	61,690

Specialty Chemicals - 0.7%
International Flavors & Fragrances, Inc.	974	84,085
Total Materials		266,904

Real Estate - 1.3%
Real Estate Services - 1.3%
CBRE Group, Inc. - Class A (a)	323	47,096
Jones Lang LaSalle, Inc. (a)	317	115,981
Total Real Estate		163,077

Utilities - 0.5%
Electric Utilities - 0.5%
Edison International	623	33,629
PG&E Corp.	2,506	33,255
Total Utilities		66,884
TOTAL COMMON STOCKS (Cost $7,182,807)		8,724,775

EXCHANGE TRADED FUNDS - 29.1%
Vanguard Morningstar Mid-Cap ETF	7,348	602,977
Vanguard Morningstar Mid-Cap Value ETF	3,040	627,912
Vanguard Morningstar Small-Cap ETF	2,124	635,394
Vanguard Morningstar Small-Cap Value ETF	7,220	1,770,994
TOTAL EXCHANGE TRADED FUNDS (Cost $2,960,350)		3,637,277

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Financials - 0.3%
Mortgage REITs - 0.3%
Starwood Property Trust, Inc.	2,306		$36,204
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $43,495)			36,204

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.59% (b)	98,255		98,255
TOTAL MONEY MARKET FUNDS (Cost $98,255)			98,255

TOTAL INVESTMENTS - 100.0% (Cost $10,284,907)			$12,496,511
Other Assets in Excess of Liabilities - 0.0% (c)		0.00014	1,739
TOTAL NET ASSETS - 100.0%			$12,498,250

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA BLUE CAPITAL US SMALL-CAP DYNAMIC ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$8,724,775	$—	$—	$8,724,775
Exchange Traded Funds	3,637,277	—	—	3,637,277
Real Estate Investment Trusts	36,204	—	—	36,204
Money Market Funds	98,255	—	—	98,255
Total Investments	$12,496,511	$—	$—	$12,496,511

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.